Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Income tax rate	0.00%	0.00%
AgeX Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Computed tax benefit at federal statutory rate	21.00%	21.00%
Research and development and other credits		1.00%
State tax benefit, net of effect on federal income taxes	4.00%	(7.00%)
Permanent differences	(4.00%)
Stock-based compensation	(1.00%)	(2.00%)
Debt finance equity costs	(5.00%)	(6.00%)
Return to provision and other adjustments		(5.00%)
Change in valuation allowance	(15.00%)	(2.00%)
Income tax rate